Information on market risk and fair value of financial assets and liabilities (telecom activities) (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets, liabilities and financial results (telecom activities)
Schedule of sensitivity analysis of net financial debt

	Exposure in currency units						Sensitivity analysis
(in millions of currency units)	EUR	USD	GBP	PLN	CHF	Total	10% gain in	10% loss in
						translated	euro	euro
Orange SA	—	8	—	(1)	(13)	(7)	1	(1)
Orange Polska	(116)	(6)	—	—	—	(121)	11	(13)
Orange Egypt	—	(83)	—	—	—	(75)	7	(8)
Total (currencies)	(116)	(80)	—	(1)	(13)	(202)

Schedule of sensitivity analysis of financial position due to change in foreign currency exchange risk

	Contribution to consolidated net assets										Sensitivity analysis
	EUR	USD	GBP	PLN		EGP	JOD	MAD	Other	Total	10%	10%
(in millions of euros)									currencies		gain in	loss in
											euro	euro
Net assets excluding net debt (a)(1)	51,599	232	68	3,591		732	547	1,012	4,320	62,101	(955)	1,167
Net debt by currency including derivatives (b)(2)	(25,795)	129	(3)	(856)		(118)	(15)	(465)	121	(27,002)	110	(134)
Net assets by currency (a) + (b)	25,804	360	65	2,735	(3)	614	532	547	4,441	35,098	(845)	1,033

(1)	Excluding components of net financial debt.
(2)	Net financial debt as defined and used by Orange does not take into account Mobile Financial Services activities, for which this concept is not relevant (see Note 13.3).
(3)	Share of net assets attributable to owners of the parent company in zlotys amounts to 1,386 million euros.

Schedule of sensitivity analysis of financial income statement due to change in foreign currency exchange risk

(in millions of euros)	Contribution to consolidated financial income statement									Sensitivity analysis
	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total	10% gain	10% loss
								currencies		in euro	in euro

Revenue	31,620	1,154	272	2,822	751	462	700	6,340	44,122	(1,137)	1,389
EBITDAaL	9,310	183	6	695	298	189	200	2,154	13,035	(339)	414
Operating income	2,876	108	(7)	270	171	107	62	1,382	4,969	(190)	233

Schedule of undiscounted future cash flows for each financial liability shown on the statement of financial position

(in millions of euros)	Note	December 31,	2024		2025	2026	2027	2028	2029	Other
		2023							and beyond	items (1)
TDIRA	13.4	643	10		—	—	—	—	—	633
Bonds	13.5	28,919	2,455		2,440	1,596	2,031	1,697	18,848	(147)
Bank loans and from development organizations and multilateral lending institutions	13.6	3,339	825		895	489	490	116	536	(13)
Debt relating to financed assets	13.3	411	124		108	91	70	17	—	—
Cash collateral received	13.3	586	586		—	—	—	—	—	—
NEU commercial papers(2)	13.3	1,247	1,254		—	—	—	—	—	(7)
Bank overdrafts	13.3	234	234		—	—	—	—	—	—
Other financial liabilities	13.3	615	562		5	5	5	—	38	—
Derivatives (liabilities)	13.3	245	1		27	12	—	20	3	—
Derivatives (assets)	13.3	(923)	(6)		(80)	(6)	(6)	(6)	(652)	—
Other Comprehensive Income related to unmatured hedging instruments	13.3	(110)	—		—	—	—	—	—	—
Gross financial debt after derivatives		35,205	6,047		3,395	2,188	2,590	1,843	18,772	466
Trade payables		11,597	9,989		193	149	188	590	488	—
Total financial liabilities (including derivatives assets)		46,803	16,035	(3)	3,588	2,337	2,778	2,433	19,260	466
Future interests on financial liabilities(4)			1,440		933	816	905	807	4,128	—

(1)	Undated items: TDIRA notional. Non-cash items: amortized cost on bonds and bank loans, and discounting effect on long term trade payables.
(2)	Negotiable European Commercial Paper (formerly called "commercial paper").
(3)	Amounts presented for 2024 correspond to notional and accrued interests not yet due (for 494 million euros).
(4)	Mainly future interests on bonds for 8,150 million euros, on bank loans for 323 million euros and on derivatives instruments for (1,366) million euros.

Schedule of credit rating

	Standard	Moody’s	Fitch
	& Poor’s		Ratings
Long-term debt	BBB+	Baa1	BBB+
Outlook	Stable	Positive	Stable
Short-term debt	A2	P2	F2

Schedule of effect of mechanisms to offset exposure to credit risk and counterparty risk

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Collateralised Derivatives (net) (a)	647	1,014	408
Fair value of collateralised derivatives assets	867	1,374	690
Fair value of collateralised derivatives liabilities	(220)	(360)	(282)
Amount of cash collateral paid/(received) (b)	(565)	(1,034)	(362)
Amount of cash collateral paid	21	38	27
Amount of cash collateral received	(586)	(1,072)	(389)
Residual exposure to counterparty risk (a) + (b) (1)	82	(20)	46
Non collateralised Derivatives (net)	31	55	(3)
Fair value of non collateralised derivatives assets	56	81	—
Fair value of non collateralised derivatives liabilities	(25)	(26)	(3)

(1)	The residual exposure to counterparty risk is mainly due to a time difference between the valuation of derivatives at the closing date and the date on which the cash collateral exchanges were made.

Schedule of sensitivity analysis of cash collateral deposits to change in market rates and exchange rates

(in millions of euros)	Rate decrease of 1%	Rate increase of 1%
Change of fair value of derivatives	(717)	714
	Rate decrease of 1%	Rate increase of 1%
Amount of cash collateral paid (received)	717	(714)

A 10% increase or decrease in the euro exchange rate would affect the fair value of derivatives hedging foreign exchange risk as follows:

(in millions of euros)	10% loss in euro	10% gain in euro
Change of fair value of derivatives	1,285	(1,051)
	10% loss in euro	10% gain in euro
Amount of cash collateral received (paid)	(1,285)	1,051

Schedule of Group's main energy supply agreements

		Overall
		contract
	Energy	volume	Signature	Value
	Source	(in GWh)	date	Date	Maturity	Duration	Nature	Accounting Model
France
Boralex	Wind power	67	2021	2021	2025	5 years	Physical PPA	Own Use exemption
Engie	Solar power	76	2023	2025	2040	15 years	Physical PPA	Own Use exemption
Total Energie	Solar power	100	2023	2025	2045	20 years	Physical PPA	Own Use exemption
Engie	Solar power	102	2023	2025	2045	20 years	Physical PPA	Own Use exemption
Poland
Enertrag-Dunowo Sp.	Wind power	1,274	2021	2024	2035	12 years	Virtual PPA	Cash Flow Hedge
EDF	Wind power	1,686	2022	2023	2030	8 years	Physical PPA	Own Use exemption
RPower	Solar power	585	2023	2024	2034	10.5 years	Physical PPA	Own Use exemption
WPD	Wind power	480	2020	2021	2031	10 years	Physical PPA	Own Use exemption
Romania
Engie Romania	Solar power	145	2023	2025	2029	4.5 years	Virtual PPA	Cash Flow Hedge
Enery Group	Solar power	400	2023	2025	2032	8 years	Virtual PPA	Cash Flow Hedge

Schedule of fair value of financial assets and liabilities

(in millions of euros)			December 31, 2023
	Note	Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair	and
				value	cash
Trade receivables		AC	6,046	6,046	—	6,046	—
Financial assets	13.7		3,777	3,777	99	3,286	392
Equity securities		FVOCI	490	491	99	—	392
Equity securities		FVR	173	173	—	173	—
Investments at fair value		FVR	2,678	2,678	—	2,678	—
Cash collateral paid		FVR	21	21	—	21	—
Financial assets at amortized cost		AC	415	415	—	415	—
Cash and Cash equivalents	13.3		5,504	5,504	5,504	—	—
Cash		AC	3,060	3,060	3,060	—	—
Cash equivalents		FVR	2,444	2,444	2,444	—	—
Trade payables		AC	(11,596)	(11,596)	—	(11,596)	—
Financial liabilities	13.3		(35,993)	(35,241)	(28,080)	(6,870)	(291)
Financial debts		AC	(35,702)	(34,950)	(28,080)	(6,870)	—
Other		FVR	(291)	(291)	—	—	(291)
Derivatives (net amount) (2)	13.8		678	678	—	678	—

(1)	"AC" stands for "amortized cost", "FVR" stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss."
(2)	The classification for derivatives depends on their hedging qualification.

(in millions of euros)			December 31, 2022
	Note	Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9	value	fair value	and cash
Trade receivables		AC	6,237	6,237	—	6,237	—
Financial assets	13.7		5,545	5,545	65	5,124	355
Equity securities		FVOCI	421	421	65	—	355
Equity securities		FVR	205	205	—	205	—
Investments at fair value		FVR	4,500	4,500	—	4,500	—
Cash collateral paid		FVR	38	38	—	38	—
Financial assets at amortized cost		AC	381	381	—	381	—
Cash and Cash equivalents	13.3		5,846	5,846	5,846	—	—
Cash		AC	2,668	2,668	2,668	—	—
Cash equivalents		FVR	3,178	3,178	3,178	—	—
Trade payables		AC	(11,551)	(11,551)	—	(11,551)	—
Financial liabilities	13.3		(36,638)	(35,121)	(27,681)	(7,432)	(8)
Financial debts		AC	(36,630)	(35,113)	(27,681)	(7,432)	—
Other		FVR	(8)	(8)	—	—	(8)
Derivatives (net amount)	13.8		1,069	1,069	—	1,069	—

			December 31, 2021
(in millions of euros)	Note	Classification	Book	Estimated	Level 1
		under IFRS 9	value	fair value	and cash	Level 2	Level 3
Trade receivables		AC	6,040	6,040	—	6,040	—
Financial assets	13.7		3,291	3,291	55	2,859	377
Equity securities		FVOCI	432	432	55	—	377
Equity securities		FVR	203	203	—	203	—
Investments at fair value		FVR	2,266	2,266	—	2,266	—
Cash collateral paid		FVR	27	27	—	27	—
Financial assets at amortized cost		AC	363	363	—	363	—
Cash and Cash equivalents	13.3		8,188	8,188	8,188	—	—
Cash		AC	2,709	2,709	2,709	—	—
Cash equivalents		FVR	5,479	5,479	5,479	—	—
Trade payables		AC	(11,163)	(11,163)	—	(11,163)	—
Financial liabilities	13.3		(35,348)	(42,534)	(33,058)	(9,466)	(9)
Financial debts		AC	(35,339)	(42,524)	(33,058)	(9,466)	—
Other		FVR	(9)	(9)	—	—	(9)
Derivatives (net amount)	13.8		405	405	—	405	—

Schedule of analysis of change in level 3 market value of financial assets and liabilities

(in millions of euros)	Equity securities	Financial
		liabilities at fair
		value through
		profit or loss, excluding
		derivatives
Level 3 fair values at December 31, 2022	355	(8)
Gains (losses) taken to profit or loss	—	(5)
Gains (losses) taken to other comprehensive income	(4)	—
Acquisition (sale) of securities	37	—
Other	4	(279)
Level 3 fair values at December 31, 2023	392	(291)